SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Start-up expenses	$ 2,193,428	$ 2,469,389
Land development costs
Net operating loss	4,929,276	2,442,165
Capital loss carryforward	216,247
Accruals and other	113,472	696
Stock based compensation	1,245,853	1,623,724
Accrued bonuses	379,692	289,460
Bridge loan discount		375,240
Total deferred tax assets	9,077,968	7,200,674
Deferred tax liabilities:
Fixed assets	(967)	(495)
Total deferred tax liabilities	(967)	(495)
Valuation allowance	(9,077,001)	(7,200,179)
Net deferred taxes